Stock-Based Compensation	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Stock-Based Compensation [Line Items]
STOCK-BASED COMPENSATION

NOTE 4 – STOCK-BASED COMPENSATION

In November 2015, the Company adopted the Digerati Technologies, Inc. 2015 Equity Compensation Plan (the “Plan”). The Plan authorizes the grant of up to 7.5 million stock options, restricted common shares, non-restricted common shares and other awards to employees, directors, and certain other persons. The Plan is intended to permit the Company to retain and attract qualified individuals who will contribute to the overall success of the Company. The Company’s Board of Directors determines the terms of any grants under the Plan. Exercise prices of all stock options and other awards vary based on the market price of the shares of common stock as of the date of grant. The stock options, restricted common stock, non-restricted common stock, and other awards vest based on the terms of the individual grant.

During the three months ended October 31, 2022 and October 31, 2021, the Company did not issue any new stock options.

The Company recognized approximately $22,996 and $23,394 in stock-based compensation expense for stock options to employees for the three months ended October 31, 2022, and 2021, respectively. Unamortized compensation stock option cost totaled $74,976 and $172,441 as of October 31, 2022, and October 31, 2021, respectively.

A summary of the stock options outstanding as of October 31, 2022, and July 31, 2022, and the changes during the three months ended October 31, 2022, are presented below:

		Weighted average exercise	Weighted average remaining contractual
	Options	price	term (years)
Outstanding at July 31, 2022	9,130,000	$0.17	2.39
Granted	-	-	-
Exercised	-	-	-
Forfeited and cancelled	-	-	-
Outstanding on October 31, 2022	9,130,000	$0.17	2.13
Exercisable on October 31, 2022	7,766,613	$0.19	1.96

The aggregate intrinsic value (the difference between the Company’s closing stock price on the last trading day of the period and the exercise price, multiplied by the number of in-the-money options) of the 9,130,000 and 9,130,000 stock options outstanding as of October 31, 2022, and July 31, 2022, was $320,160 and $191,722, respectively.

The aggregate intrinsic value of 7,766,613 and 7,551,179 stock options exercisable on October 31, 2022, and July 31, 2022, was $212,330 and $110,380, respectively.

NOTE 6 - STOCK-BASED COMPENSATION

In November 2015, the Company adopted the Digerati Technologies, Inc. 2015 Equity Compensation Plan (the “Plan”). The Plan authorizes the grant of up to 7.5 million stock options, restricted common shares, non-restricted common shares and other awards to employees, directors, and certain other persons. The Plan is intended to permit the Company to retain and attract qualified individuals who will contribute to the overall success of the Company. The Company’s Board of Directors determines the terms of any grants under the Plan. Exercise prices of all stock options and other awards vary based on the market price of the shares of common stock as of the date of grant. The stock options, restricted common stock, non-restricted common stock, and other awards vest based on the terms of the individual grant.

During the year ended July 31, 2022, the Company extended the expiration date on 1,150,000 previously issued stock options to various employees until July 31, 2025, and the exercise price of these options was set at $0.11 per share. The modification of these stock options created a nominal expense to the Company.

During the year ended July 31, 2021, we issued:

●	7,858,820 shares of common stock to various employees for services in lieu of cash compensation and as part of the Company’s Non-Standardized profit-sharing plan. The Company recognized stock-based compensation expense of $264,712 equivalent to the value of the shares calculated based on the share’s closing price at the grant dates.

●	4,230,000 options to purchase common shares to various employees with an exercise price ranging from $0.042 to $0.1475 per share and a term of 5 years. At issuance, 200,000 of the options vested, 400,000 of the options will vest equally over a period of two years, and 3,630,000 of the options will vest equally over a period of three years. At issuance the stock options had a fair market value of $267,343.

The fair market value of all options issued during the year ended July 31, 2021, were determined using the Black-Scholes option pricing model which used the following assumptions:

Expected dividend yield	0.00%
Expected stock price volatility	197.71% - 198.82%
Risk-free interest rate	0.22% - 0.34%
Expected term	2.0 - 3.0 years.

Digerati recognized approximately $98,000 and $399,500 in stock-based compensation expense to employees during the years ended July 31, 2022, and 2021, respectively. Unamortized compensation cost totaled $97,972 and $195,835 at July 31, 2022, and July 31, 2021, respectively.

A summary of the stock options as of July 31, 2022, and July 31, 2021, and the changes during the years ended July 31, 2022, and July 31, 2021:

	Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)

Outstanding at July 31, 2020	5,000,000	$0.27	2.66
Granted	4,230,000	$0.05	4.39
Exercised	-	-	-
Forfeited and cancelled	-	-	-
Outstanding at July 31, 2021	9,230,000	$0.17	2.93
Granted	-	-	-
Exercised	-	-	-
Forfeited and cancelled	(100,000)	$0.25	-
Outstanding at July 31, 2022	9,130,000	$0.17	2.39
Exercisable at July 31, 2022	7,551,179	$0.20	2.11

The aggregate intrinsic value (the difference between the Company’s closing stock price on the last trading day of the period and the exercise price, multiplied by the number of in-the-money options) of the 9,130,000 and 9,230,000 stock options outstanding at July 31, 2022 and July 31, 2021 was $191,722 and $392,891, respectively.

The aggregate intrinsic value of the 7,551,179 and 6,091,863 stock options exercisable at July 31, 2022 and July 31, 2021 was $110,380 and $91,978, respectively.